Employee Benefit Plans - Estimated Future Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 227
2013	229
2014	232
2015	235
2016	238
2017 - 2021	1,229
International Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	102
2013	102
2014	102
2015	100
2016	105
2017 - 2021	517
Total Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	329
2013	331
2014	334
2015	335
2016	343
2017 - 2021	1,746
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	7
2013	6
2014	6
2015	5
2016	4
2017 - 2021	13
Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	60
2013	40
2014	38
2015	36
2016	35
2017 - 2021	$ 149